Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$229,081,284.58	0.9274546	$209,656,078.44	0.8488100	$19,425,206.14
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$411,861,284.58	0.4472961	$392,436,078.44	0.4261996	$19,425,206.14

Weighted Avg. Coupon (WAC)	4.54%		4.54%
Weighted Avg. Remaining Maturity (WARM)	40.86		39.93
Pool Receivables Balance	$461,128,713.67		$440,915,181.60
Remaining Number of Receivables	39,674		38,801

Adjusted Pool Balance	$445,421,494.45		$425,996,288.31

III. COLLECTIONS

Principal:
Principal Collections	$19,655,779.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$407,265.47
Total Principal Collections	$20,063,045.06

Interest:
Interest Collections	$1,751,187.75
Late Fees & Other Charges	$35,365.81
Interest on Repurchase Principal	$-
Total Interest Collections	$1,786,553.56

Collection Account Interest	$2,207.63
Reserve Account Interest	$587.63
Servicer Advances	$-

Total Collections	$21,852,393.88

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$21,852,393.88
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$26,579,184.00
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$384,273.93		$384,273.93	$384,273.93
Collection Account Interest					$2,207.63
Late Fees & Other Charges					$35,365.81
Total due to Servicer					$421,847.37

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$221,445.24		$221,445.24
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$394,401.91		$394,401.91	$394,401.91

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$20,886,291.68

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$19,425,206.14

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,425,206.14
Class A-4 Notes				$-
Class A Notes Total:		$19,425,206.14		$19,425,206.14
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$19,425,206.14

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificate holder					1,461,085.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,707,219.22
Beginning Period Amount	$15,707,219.22
Current Period Amortization	$788,325.93
Ending Period Required Amount	$14,918,893.29
Ending Period Amount	$14,918,893.29
Next Distribution Date Amount	$14,151,797.40

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		7.53%	7.88%	7.88%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.57%	38,246	98.34%	$433,614,608.22
30 - 60 Days	1.14%	444	1.33%	$5,858,081.51
61 - 90 Days	0.23%	88	0.27%	$1,184,463.16
91 + Days	0.06%	23	0.06%	$258,028.71
		38,801		$440,915,181.60
Total
Delinquent Receivables 61 + days past due	0.29%	111	0.33%	$1,442,491.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	119	0.34%	$1,561,225.38
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	133	0.30%	$1,434,983.06
Three-Month Average Delinquency Ratio	0.30%		0.32%

Repossession in Current Period		33		$506,526.02
Repossession Inventory		48		$337,842.19

Charge-Offs
Gross Principal of Charge-Off for Current Period				$557,752.48
Recoveries				$(407,265.47)
Net Charge-offs for Current Period				$150,487.01

Beginning Pool Balance for Current Period				$461,128,713.67

Net Loss Ratio				0.39%
Net Loss Ratio for 1st Preceding Collection Period				0.58%
Net Loss Ratio for 2nd Preceding Collection Period				0.20%
Three-Month Average Net Loss Ratio for Current Period				0.39%

Cumulative Net Losses for All Periods				$4,249,805.07
Cumulative Net Losses as a % of Initial Pool Balance				0.43%

Principal Balance of Extensions				$2,009,913.80
Number of Extensions				135

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